Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales:
Trade			$ 829,282,552	$ 663,514,261
Services income	$ 2,253,692	$ 3,049,272	4,287,490	5,421,106
(Reversal) impairment of wells pipe-lines, properties, plant and equipment	(23,322,073)	(18,927,912)	(42,360,452)	3,401,410
Cost of sales	304,203,639	227,367,003	580,975,521	462,729,532
Gross income	155,292,913	113,065,536	294,954,973	202,804,425
Other revenues (expenses), net	3,478,841	(4,348,720)	7,724,055	11,825,353
Distribution, transportation and sales expenses			11,074,051	11,534,095
Administrative expenses	33,352,971	30,666,104	64,326,282	58,823,214
Operating income (loss)			227,278,695	144,272,469
Financing income	1,849,510	3,693,243	10,969,569	7,301,747
Financing cost	(29,804,118)	(23,718,851)	(56,972,817)	(49,612,925)
Derivative financial instruments (loss) gain, net	(20,966,630)	19,732,250	(9,292,906)	20,332,885
Foreign exchange (loss) income, net	(118,348,021)	60,572,598	2,505,317	202,662,743
(Loss) profit sharing in associates			848,136	874,954
Taxes, duties and other			225,196,389	205,126,124
Net (loss) income	(163,172,506)	32,770,457	(49,860,395)	120,715,749
Total current assets	362,567,604	323,467,688	362,567,604	323,467,688	$ 363,526,290
Investments in joint ventures and associates	16,938,755	21,023,163	16,938,755	21,023,163	16,707,364
Wells, pipelines, properties, plant and equipment, net	1,430,223,825	1,622,632,585	1,430,223,825	1,622,632,585	1,436,509,326
Total assets	2,132,707,594	2,236,281,839	2,132,707,594	2,236,281,839	2,132,002,114
Total current liabilities	371,018,059	361,882,160	371,018,059	361,882,160	389,127,185
Long-term debt	1,903,230,338	1,649,423,876	1,903,230,338	1,649,423,876	1,880,665,604
Employee benefits	1,287,907,942	1,251,944,628	1,287,907,942	1,251,944,628	1,258,436,122
Total liabilities	3,679,542,857	3,357,268,168	3,679,542,857	3,357,268,168	3,634,354,499
Equity (deficit), net	(1,546,835,263)	(1,120,986,331)	(1,546,835,263)	(1,120,986,331)	(1,502,352,385)	$ (1,233,008,147)
Depreciation and amortization			73,733,715	73,422,650
Net periodic cost of employee benefits	58,043,006	59,038,065	58,043,006	59,038,065
Acquisition of wells, pipelines, properties, plant and equipment			34,845,630	35,710,718	93,979,818
Exploration and Production [member]
Sales:
Trade			235,689,465
Intersegment			213,902,695	387,322,281
(Reversal) impairment of wells pipe-lines, properties, plant and equipment			(36,711,403)	5,343,634
Cost of sales			210,101,903	184,384,848
Gross income			276,201,660	197,593,799
Other revenues (expenses), net			4,101,924	15,539,472
Distribution, transportation and sales expenses			124,828
Administrative expenses			27,360,806	28,475,643
Operating income (loss)			252,817,950	184,657,628
Financing income			42,975,869	69,818,829
Financing cost			(59,110,719)	(65,802,803)
Derivative financial instruments (loss) gain, net			(9,682,793)	60,229
Foreign exchange (loss) income, net			8,727,059	173,933,137
(Loss) profit sharing in associates			60,095	30,869
Taxes, duties and other			226,543,089	198,282,332
Net (loss) income			9,244,372	164,415,557
Total current assets	1,092,665,803	964,913,349	1,092,665,803	964,913,349	1,036,063,541
Investments in joint ventures and associates	124,423	170,393	124,423	170,393	64,328
Wells, pipelines, properties, plant and equipment, net	943,299,127	1,109,802,774	943,299,127	1,109,802,774	945,945,889
Total assets	2,109,752,502	2,111,214,443	2,109,752,502	2,111,214,443	2,058,036,405
Total current liabilities	292,778,523	267,249,434	292,778,523	267,249,434	284,656,058
Long-term debt	1,849,958,235	1,593,356,596	1,849,958,235	1,593,356,596	1,826,843,268
Employee benefits	380,688,849	372,165,984	380,688,849	372,165,984	372,032,958
Total liabilities	2,613,361,506	2,307,044,263	2,613,361,506	2,307,044,263	2,570,412,398
Equity (deficit), net	(503,609,004)	(195,829,820)	(503,609,004)	(195,829,820)	(512,375,993)
Depreciation and amortization			59,022,608	59,311,370
Net periodic cost of employee benefits	17,203,359	17,588,809	17,203,359	17,588,809
Acquisition of wells, pipelines, properties, plant and equipment			26,220,322	31,083,773	67,845,989
Industrial Transformation [member]
Sales:
Trade			481,690,782	418,708,519
Intersegment			85,736,578	67,897,390
Services income			362,963	3,053,130
(Reversal) impairment of wells pipe-lines, properties, plant and equipment			(7,803,065)	(3,977,849)
Cost of sales			563,862,842	514,898,359
Gross income			11,730,546	(21,261,471)
Other revenues (expenses), net			3,348,024	1,292,008
Distribution, transportation and sales expenses			12,392,562	15,467,380
Administrative expenses			21,236,183	18,824,418
Operating income (loss)			(18,550,175)	(54,261,261)
Financing income			4,867,481	5,584,282
Financing cost			(973,317)	(1,265,639)
Derivative financial instruments (loss) gain, net			(20,907)	1,217
Foreign exchange (loss) income, net			(1,599,203)	12,167,046
(Loss) profit sharing in associates				8,898
Net (loss) income			(16,276,121)	(37,765,457)
Total current assets	228,874,626	462,726,752	228,874,626	462,726,752	570,380,888
Investments in joint ventures and associates	4	258,066	4	258,066	4
Wells, pipelines, properties, plant and equipment, net	289,594,157	307,817,470	289,594,157	307,817,470	286,423,735
Total assets	519,391,505	771,049,731	519,391,505	771,049,731	857,196,306
Total current liabilities	126,822,276	361,029,037	126,822,276	361,029,037	459,130,165
Long-term debt	21,262,169	23,733,417	21,262,169	23,733,417	25,437,147
Employee benefits	603,048,228	590,820,264	603,048,228	590,820,264	588,573,518
Total liabilities	755,563,795	979,866,886	755,563,795	979,866,886	1,077,108,748
Equity (deficit), net	(236,172,290)	(208,817,155)	(236,172,290)	(208,817,155)	(219,912,442)
Depreciation and amortization			9,303,331	8,916,655
Net periodic cost of employee benefits	27,159,469	28,026,525	27,159,469	28,026,525
Acquisition of wells, pipelines, properties, plant and equipment			5,598,406	1,326,858	14,678,182
Cogeneration and Services [member]
Sales:
Intersegment				20,796
Services income				39,241
Cost of sales				70,205
Gross income				(10,168)
Other revenues (expenses), net			1,788
Distribution, transportation and sales expenses				4,392
Administrative expenses				16,858
Operating income (loss)			1,788	(31,418)
Financing income			1
Financing cost				(11,532)
Net (loss) income			1,789	(42,950)
Total current assets		373,075		373,075	179,807
Total assets		373,087		373,087	179,807
Total current liabilities		489,095		489,095	531,580
Employee benefits		202,730		202,730
Total liabilities		692,443		692,443	531,580
Equity (deficit), net		(319,356)		(319,356)	(351,773)
Net periodic cost of employee benefits		10,854		10,854
Drilling and Services [member]
Sales:
Intersegment			2,212,873	1,666,398
Services income			25,156	12,852
(Reversal) impairment of wells pipe-lines, properties, plant and equipment				2,035,625
Cost of sales			1,060,852	619,910
Gross income			1,177,177	(976,285)
Other revenues (expenses), net			(1,932,918)	(90,423)
Distribution, transportation and sales expenses			63
Administrative expenses			352,138	493,768
Operating income (loss)			(1,107,942)	(1,560,476)
Financing income			142,575	20,592
Financing cost			(381,390)	(417,107)
Foreign exchange (loss) income, net			(34,203)	899,966
Taxes, duties and other			(411,178)
Net (loss) income			(969,782)	(1,057,025)
Total current assets	8,774,048	5,127,722	8,774,048	5,127,722	6,871,148
Wells, pipelines, properties, plant and equipment, net	17,478,212	17,888,173	17,478,212	17,888,173	18,956,882
Total assets	27,119,590	23,633,374	27,119,590	23,633,374	26,220,748
Total current liabilities	2,924,666	2,193,240	2,924,666	2,193,240	2,201,936
Long-term debt	10,814,834	11,090,841	10,814,834	11,090,841	11,258,734
Employee benefits	349,713	461,089	349,713	461,089	333,212
Total liabilities	15,587,610	13,816,296	15,587,610	13,816,296	13,886,424
Equity (deficit), net	11,531,980	9,817,078	11,531,980	9,817,078	12,334,324
Depreciation and amortization			1,150,621	1,177,076
Net periodic cost of employee benefits	16,500	19,962	16,500	19,962
Acquisition of wells, pipelines, properties, plant and equipment			305,607	182,596	418,283
Logistics [member]
Sales:
Intersegment			32,019,150	45,641,151
Services income			2,489,437	1,774,738
Cost of sales			20,167,802	21,607,682
Gross income			14,340,785	25,808,207
Other revenues (expenses), net			(14,265,893)	65,590
Distribution, transportation and sales expenses			15,382	32,186
Administrative expenses			4,550,764	3,626,719
Operating income (loss)			(4,491,254)	22,214,892
Financing income			612,787	471,888
Financing cost			(144,266)	(131,032)
Foreign exchange (loss) income, net			(98,860)	757,272
(Loss) profit sharing in associates			(553)
Taxes, duties and other			(6,126,518)	4,863,301
Net (loss) income			2,004,372	18,449,719
Total current assets	31,284,758	42,878,368	31,284,758	42,878,368	49,391,784
Investments in joint ventures and associates	17,783		17,783		18,336
Wells, pipelines, properties, plant and equipment, net	117,402,968	119,066,085	117,402,968	119,066,085	119,647,553
Total assets	179,211,676	179,130,478	179,211,676	179,130,478	191,895,993
Total current liabilities	29,530,499	17,339,578	29,530,499	17,339,578	44,521,371
Long-term debt	2,438,389	3,139,978	2,438,389	3,139,978	2,814,640
Employee benefits	1,952,532	602,008	1,952,532	602,008	1,842,892
Total liabilities	40,684,421	26,070,184	40,684,421	26,070,184	56,706,251
Equity (deficit), net	138,527,255	153,060,294	138,527,255	153,060,294	135,189,742
Depreciation and amortization			2,533,607	2,223,185
Net periodic cost of employee benefits	109,640	30,306	109,640	30,306
Acquisition of wells, pipelines, properties, plant and equipment			1,203,918	1,541,121	5,189,409
Fertilizers [member]
Sales:
Trade			1,773,974	2,290,875
Intersegment			1,046,387	51,300
Services income			1,948	1,488
(Reversal) impairment of wells pipe-lines, properties, plant and equipment			2,154,016
Cost of sales			3,411,785	2,692,122
Gross income			(2,743,492)	(348,459)
Other revenues (expenses), net			25,831	8,658
Distribution, transportation and sales expenses			179,403	231,962
Administrative expenses			242,689	243,137
Operating income (loss)			(3,139,753)	(814,900)
Financing income			2,818	990
Financing cost			(189,543)	(77,849)
Foreign exchange (loss) income, net			(10,478)	17,956
Net (loss) income			(3,336,956)	(873,803)
Total current assets	1,963,988	973,042	1,963,988	973,042	3,155,476
Wells, pipelines, properties, plant and equipment, net	3,659,202	7,638,625	3,659,202	7,638,625	5,713,998
Total assets	5,675,237	8,666,191	5,675,237	8,666,191	8,923,456
Total current liabilities	6,531,365	2,975,536	6,531,365	2,975,536	6,455,246
Employee benefits	105,605	22,824	105,605	22,824	98,361
Total liabilities	6,640,994	2,998,974	6,640,994	2,998,974	6,556,050
Equity (deficit), net	(965,757)	5,667,217	(965,757)	5,667,217	2,367,406
Depreciation and amortization			(47,399)	202,793
Net periodic cost of employee benefits	7,245	2,462	7,245	2,462
Acquisition of wells, pipelines, properties, plant and equipment			60,585	69,784	219,152
Ethylene [member]
Sales:
Trade			6,563,445	6,112,538
Intersegment			704,832	950,069
Services income			5,578	16,051
Cost of sales			7,353,302	6,918,801
Gross income			(79,447)	159,857
Other revenues (expenses), net			67,732	(7,624)
Distribution, transportation and sales expenses			82,391	167,348
Administrative expenses			626,410	574,522
Operating income (loss)			(720,516)	(589,637)
Financing income			11,729	31,278
Financing cost			(25,559)	(16)
Foreign exchange (loss) income, net			(10,478)	(3,942)
Net (loss) income			(744,824)	(562,317)
Total current assets	4,276,184	3,775,048	4,276,184	3,775,048	3,994,381
Wells, pipelines, properties, plant and equipment, net	18,479,853	19,539,341	18,479,853	19,539,341	19,008,822
Total assets	22,917,849	23,414,242	22,917,849	23,414,242	23,142,045
Total current liabilities	2,703,176	1,838,802	2,703,176	1,838,802	2,183,654
Employee benefits	111,353	23,951	111,353	23,951	105,033
Total liabilities	2,846,006	1,870,963	2,846,006	1,870,963	2,308,890
Equity (deficit), net	20,071,843	21,543,279	20,071,843	21,543,279	20,833,155
Depreciation and amortization			691,806	653,504
Net periodic cost of employee benefits	6,320	2,058	6,320	2,058
Acquisition of wells, pipelines, properties, plant and equipment			162,838	109,211	475,196
Trading Companies [member]
Sales:
Trade			101,552,868	234,763,658
Intersegment			323,999,851	248,203,044
Services income			35,821	382,655
Cost of sales			417,171,921	476,326,584
Gross income			8,416,619	7,022,773
Other revenues (expenses), net			447,308	(5,857,219)
Distribution, transportation and sales expenses			232,858	158,261
Administrative expenses			916,991	798,932
Operating income (loss)			7,714,078	208,361
Financing income			370,485	462,796
Financing cost			(732,894)	(554,405)
Derivative financial instruments (loss) gain, net			(1,661,925)	401,399
Foreign exchange (loss) income, net			265,227	(74,187)
(Loss) profit sharing in associates			432,093	681,074
Taxes, duties and other			3,865,394	2,136,487
Net (loss) income			2,521,670	(1,011,449)
Total current assets	148,590,483	105,579,201	148,590,483	105,579,201	158,414,445
Investments in joint ventures and associates	15,965,142	16,177,240	15,965,142	16,177,240	15,805,506
Wells, pipelines, properties, plant and equipment, net	6,763,729	6,097,057	6,763,729	6,097,057	6,739,231
Total assets	177,847,795	132,925,292	177,847,795	132,925,292	186,808,899
Total current liabilities	100,825,821	61,377,372	100,825,821	61,377,372	112,046,527
Long-term debt	2,344,152	2,788,070	2,344,152	2,788,070	2,712,654
Employee benefits	(930,408)	(703,089)	(930,408)	(703,089)	(966,238)
Total liabilities	105,534,647	68,760,183	105,534,647	68,760,183	116,842,881
Equity (deficit), net	72,313,148	64,165,109	72,313,148	64,165,109	69,966,018
Depreciation and amortization			31,225	(51,384)
Net periodic cost of employee benefits	16,764	19,371	16,764	19,371
Acquisition of wells, pipelines, properties, plant and equipment			72,176	198	321,145
Corporate and Other Operating Subsidiary Companies [member]
Sales:
Trade			2,012,018	1,638,671
Intersegment			48,776,165	33,189,159
Services income			1,366,587	588,418
Cost of sales			24,906,788	11,762,832
Gross income			27,247,982	23,653,416
Other revenues (expenses), net			1,520,399	900,306
Distribution, transportation and sales expenses			37,459	18,644
Administrative expenses			34,198,389	30,281,796
Operating income (loss)			(5,467,467)	(5,746,718)
Financing income			70,368,989	74,909,454
Financing cost			(103,576,300)	(125,284,874)
Derivative financial instruments (loss) gain, net			2,072,712	19,870,040
Foreign exchange (loss) income, net			(4,733,747)	14,965,495
(Loss) profit sharing in associates			(5,268,146)	143,878,951
Taxes, duties and other			1,325,602	(155,996)
Net (loss) income			(47,929,561)	122,748,344
Total current assets	536,016,409	467,085,984	536,016,409	467,085,984	506,187,594
Investments in joint ventures and associates	(466,946,467)	(110,495,118)	(466,946,467)	(110,495,118)	(465,026,224)
Wells, pipelines, properties, plant and equipment, net	33,546,577	34,783,060	33,546,577	34,783,060	34,073,216
Total assets	2,159,248,411	2,202,326,329	2,159,248,411	2,202,326,329	2,111,740,735
Total current liabilities	1,491,499,353	1,372,311,581	1,491,499,353	1,372,311,581	1,439,097,882
Long-term debt	1,862,043,745	1,608,410,163	1,862,043,745	1,608,410,163	1,837,690,559
Employee benefits	302,582,070	288,348,867	302,582,070	288,348,867	296,416,386
Total liabilities	3,675,558,718	3,287,511,886	3,675,558,718	3,287,511,886	3,587,988,972
Equity (deficit), net	(1,516,310,307)	(1,085,185,557)	(1,516,310,307)	(1,085,185,557)	(1,476,248,237)
Depreciation and amortization			1,047,916	989,451
Net periodic cost of employee benefits	13,523,709	13,337,718	13,523,709	13,337,718
Acquisition of wells, pipelines, properties, plant and equipment			1,221,778	1,397,177	4,832,462
Eliminations [member]
Sales:
Intersegment			(708,398,531)	(784,941,588)
Services income				(447,467)
Cost of sales			(667,061,674)	(756,551,811)
Gross income			(41,336,857)	(28,837,244)
Other revenues (expenses), net			14,409,860	(25,415)
Distribution, transportation and sales expenses			(1,990,895)	(4,546,078)
Administrative expenses			(25,158,088)	(24,512,579)
Operating income (loss)			221,986	195,998
Financing income			(108,383,165)	(143,998,362)
Financing cost			108,161,171	143,932,332
Derivative financial instruments (loss) gain, net			7
(Loss) profit sharing in associates			5,624,647	(143,724,838)
Net (loss) income			5,624,646	(143,594,870)
Total current assets	(1,689,878,695)	(1,729,964,853)	(1,689,878,695)	(1,729,964,853)	(1,971,112,774)
Investments in joint ventures and associates	467,777,870	114,912,582	467,777,870	114,912,582	465,845,414
Total assets	(3,068,456,971)	(3,216,451,328)	(3,068,456,971)	(3,216,451,328)	(3,332,142,280)
Total current liabilities	(1,682,597,620)	(1,724,921,515)	(1,682,597,620)	(1,724,921,515)	(1,961,697,234)
Long-term debt	(1,845,631,186)	(1,593,095,189)	(1,845,631,186)	(1,593,095,189)	(1,826,091,398)
Total liabilities	(3,536,234,840)	(3,331,363,910)	(3,536,234,840)	(3,331,363,910)	(3,797,987,695)
Equity (deficit), net	$ 467,777,869	$ 114,912,582	$ 467,777,869	$ 114,912,582	$ 465,845,415